Trade and Other Receivables - Summary of Reconciliation of Changes in the Allowance for Impairment of Trade Receivables (Detail) - Trade Receivables Past Due and Impaired [Member] - Trade Receivables [Member] - USD ($)
$ in Thousands
	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Financial Assets [Line Items]
Balance at beginning of period	$ 768,217	$ 799,865
Increases (decreases) for the year	211,536	159,250
Amounts written off	(112,591)	(168,889)
Foreign currency translation differences	(111,752)	(22,009)
Balance at end of period	$ 755,410	$ 768,217